Assets and Liabilities Transferred to Trust Mortgage - 350 Green - Schedule of Non-controlling Interest (Details) - USD ($)		8 Months Ended	12 Months Ended
		Dec. 31, 2014	Dec. 31, 2015
Balance	[1]		$ (4,400,730)
Balance	[1]	$ (4,400,730)	(4,011,130)
350 Green [Member]
Balance			(4,400,730)
Net liabilities of 350 Green on April 17, 2014 (date of loss of control)		(3,869,428)
Net income of 350 Green		(531,302)	389,600
Balance		$ (4,400,730)	$ (4,011,130)

[1]	[1] - Related to 350 Green, which became a variable interest entity of the Company on April 17, 2015.